Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Expenses and Other Current Liabilities
Deposits payable to service providers and others	¥ 52,546		¥ 55,198
Accrued service expenses	45,270		46,638
Advance payment from platform user	91,839		71,514
Payable to service providers	17,528		20,290
Payables to suppliers of inventories	10,566		13,202
Product warranty	3,339		2,704
Accrued litigation liabilities (see Note 21)	2,157		3,611
Others	10,668		11,432
Total	¥ 233,913	$ 32,945	¥ 224,589